EQUITY ACTIVITY - AOCI Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	$ 14,424	$ 12,014	$ 22,929
Other comprehensive income/(loss) (Note L)	209	(1,731)	(6,274)
Balance at the End of the Period	18,392	14,424	12,014
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(29,607)	(27,875)	(21,602)
Other comprehensive income before reclassifications	(1,581)	(3,252)	(7,822)
Amount reclassified from accumulated other comprehensive income	1,791	1,520	1,548
Other comprehensive income/(loss) (Note L)	209	(1,731)	(6,274)
Balance at the End of the Period	(29,398)	(29,607)	(27,875)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	100	392	(165)
Other comprehensive income before reclassifications	163	399	618
Amount reclassified from accumulated other comprehensive income	56	(691)	(60)
Other comprehensive income/(loss) (Note L)	219	(292)	557
Balance at the End of the Period	319	100	392
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(3,463)	(1,742)	332
Other comprehensive income before reclassifications	(140)	(1,721)	(2,074)
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income/(loss) (Note L)	(140)	(1,721)	(2,074)
Balance at the End of the Period	(3,603)	(3,463)	(1,742)
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(26,248)	(26,509)	(21,767)
Other comprehensive income before reclassifications	(1,581)	(1,897)	(6,348)
Amount reclassified from accumulated other comprehensive income	1,714	2,158	1,605
Other comprehensive income/(loss) (Note L)	132	262	(4,742)
Balance at the End of the Period	(26,116)	(26,248)	(26,509)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	5	(15)	(1)
Other comprehensive income before reclassifications	(23)	(33)	(18)
Amount reclassified from accumulated other comprehensive income	21	53	3
Other comprehensive income/(loss) (Note L)	(2)	20	(15)
Balance at the End of the Period	$ 2	$ 5	$ (15)